UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C.   20549

                          Form 13F

                     Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012
Check here if Amendment [ ]; Amendment Number: ____
    This Amendment (Check only one.): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           Honeywell International Inc.
Address:        P.O. Box 1219
                101 Columbia Road
                Morristown, New Jersey  07960
Form 13F File Number: 28-1879

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Harsh Bansal
Title: Vice President - Investments of Honeywell International Inc.
Phone: (973) 455-4502
Signature, Place, and Date of Signing:

/s/ Harsh Bansal  Morris Township, New Jersey  August 1, 2012
----------------
Harsh Bansal

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the Holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                  Name
NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            1

Form 13F Information Table Entry Total:       105

Form 13F Information Table Value Total:       $2,847,262

                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number      Name
1.         28-7176                   Honeywell Capital Management LLC

                                   13F REPORT
                                 June 30, 2012
            NAME OF REPORTING MANAGER: HONEYWELL INTERNATIONAL INC.


COLUMN 1                           COLUMN 2    COLUMN 3   COLUMN 4    COLUMN 5               COLUMN 6  COLUMN 7       COLUMN 8
--------------------------------- ---------   ---------- ---------- ----------------------- ---------- -------- --------------------
                                   TITLE OF     CUSIP        VALUE     SHRS OR    SH/  PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                      CLASS       NUMBER    (x$1000)     PRN AMT    PRN  CALL DISCRETION MANAGERS   SOLE   SHARED NONE
--------------------------------- ---------   ---------- ---------- ------------ ---------- ---------- -------- -------- ------ ----
COVIDIEN PLC                          SHS      G2554F113 $   25,110      469,350  SH   N/A    DEFINED  DEFINED   469,350
ENSCO PLC                         SHS CLASS A  G3157S106 $    7,046      150,000  SH   N/A    DEFINED  DEFINED   150,000
MARVELL TECHNOLOGY GROUP LTD          ORD      G5876H105 $    9,452      837,900  SH   N/A    DEFINED  DEFINED   837,900
NIELSEN HOLDINGS N V                  COM      N63218106 $   12,245      467,000  SH   N/A    DEFINED  DEFINED   467,000
AT&T INC                              COM      00206R102 $   64,188    1,800,000  SH   N/A    DEFINED  DEFINED 1,800,000
ABBOTT LAB                            COM      002824100 $   11,605      180,000  SH   N/A    DEFINED  DEFINED   180,000
AECOM TECHNOLOGY CORP DELAWA          COM      00766T100 $    9,475      576,000  SH   N/A    DEFINED  DEFINED   576,000
AIR PROD & CHEM INC                   COM      009158106 $   30,855      382,200  SH   N/A    DEFINED  DEFINED   382,200
ALLEGHENY TECHNOLOGIES INC            COM      01741R102 $    7,973      250,000  SH   N/A    DEFINED  DEFINED   250,000
ALLERGAN INC                          COM      018490102 $    7,674       82,900  SH   N/A    DEFINED  DEFINED    82,900
ALTRIA GROUP INC                      COM      02209S103 $   44,010    1,273,800  SH   N/A    DEFINED  DEFINED 1,273,800
AMERICAN EXPRESS CO                   COM      025816109 $   14,704      252,600  SH   N/A    DEFINED  DEFINED   252,600
AMERISOURCEBERGEN CORP                COM      03073E105 $   26,443      672,000  SH   N/A    DEFINED  DEFINED   672,000
AMERIPRISE FINL INC                   COM      03076C106 $   26,548      508,000  SH   N/A    DEFINED  DEFINED   508,000
APACHE CORP                           COM      037411105 $   14,308      162,800  SH   N/A    DEFINED  DEFINED   162,800
APPLE INC                             COM      037833100 $   99,806      170,900  SH   N/A    DEFINED  DEFINED   170,900
BE AEROSPACE INC                      COM      073302101 $  258,704    6,000,000  SH   N/A    DEFINED  DEFINED 6,000,000
BEAM INC                              COM      073730103 $   13,585      217,400  SH   N/A    DEFINED  DEFINED   217,400
BED BATH BEYOND INC                   COM      075896100 $   17,434      282,100  SH   N/A    DEFINED  DEFINED   282,100
BERKSHIRE HATHAWAY INC DEL         CL B NEW    084670702 $   39,582      475,000  SH   N/A    DEFINED  DEFINED   475,000
BLACKROCK INC                         COM      09247X101 $   19,326      113,800  SH   N/A    DEFINED  DEFINED   113,800
BLACKSTONE GROUP LP              COM UNIT LTD  09253U108 $   11,763      900,000  SH   N/A    DEFINED  DEFINED   900,000
BROADCOM CORP                        CL A      111320107 $   28,338      838,400  SH   N/A    DEFINED  DEFINED   838,400
CIGNA CORPORATION                     COM      125509109 $   25,080      570,000  SH   N/A    DEFINED  DEFINED   570,000
CSX CORP                              COM      126408103 $   32,035    1,432,700  SH   N/A    DEFINED  DEFINED 1,432,700
CVS CAREMARK CORP                     COM      126650100 $   30,706      657,100  SH   N/A    DEFINED  DEFINED   657,100
CAMERON INTL CORP                     COM      13342B105 $   10,678      250,000  SH   N/A    DEFINED  DEFINED   250,000
CAP 1 FNCL                            COM      14040H105 $   13,457      246,200  SH   N/A    DEFINED  DEFINED   246,200
CELGENE CORP                          COM      151020104 $   31,297      487,800  SH   N/A    DEFINED  DEFINED   487,800
CHEVRON CORP                          COM      166764100 $   56,601      536,500  SH   N/A    DEFINED  DEFINED   536,500
CISCO SYSTEMS INC                     COM      17275R102 $   20,604    1,200,000  SH   N/A    DEFINED  DEFINED 1,200,000
CITIGROUP INC                       COM NEW    172967424 $   18,589      678,200  SH   N/A    DEFINED  DEFINED   678,200
COCA COLA CO                          COM      191216100 $   47,164      603,200  SH   N/A    DEFINED  DEFINED   603,200
COCA-COLA ENTERPRISES INC NE          COM      19122T109 $   15,608      556,650  SH   N/A    DEFINED  DEFINED   556,650
COLGATE-PALMOLIVE CO                  COM      194162103 $   24,130      231,800  SH   N/A    DEFINED  DEFINED   231,800
COMCAST CORP NEW                     CL A      20030N101 $   24,547      767,800  SH   N/A    DEFINED  DEFINED   767,800
CONS EDISON INC                       COM      209115104 $   10,634      171,000  SH   N/A    DEFINED  DEFINED   171,000
CORNING INC                           COM      219350105 $   10,894      842,500  SH   N/A    DEFINED  DEFINED   842,500
DANAHER CORP                          COM      235851102 $   27,977      537,200  SH   N/A    DEFINED  DEFINED   537,200
DARDEN RESTAURANTS INC                COM      237194105 $    5,721      113,000  SH   N/A    DEFINED  DEFINED   113,000
WALT DISNEY CO                        COM      254687106 $   29,958      617,700  SH   N/A    DEFINED  DEFINED   617,700
DISCOVERY COMMUNICATNS NEW         COM SER A   25470F104 $   21,172      392,065  SH   N/A    DEFINED  DEFINED   392,065
DOLLAR GEN CORP NEW                   COM      256677105 $   31,503      579,200  SH   N/A    DEFINED  DEFINED   579,200

COLUMN 1                           COLUMN 2    COLUMN 3   COLUMN 4    COLUMN 5               COLUMN 6  COLUMN 7       COLUMN 8
--------------------------------- ---------   ---------- ---------- ----------------------- ---------- -------- --------------------
                                   TITLE OF     CUSIP        VALUE     SHRS OR    SH/  PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                      CLASS       NUMBER    (x$1000)     PRN AMT    PRN  CALL DISCRETION MANAGERS   SOLE   SHARED NONE
--------------------------------- ---------   ---------- ---------- ------------ ---------- ---------- -------- -------- ------ ----
EMC CORP                              COM      268648102 $   23,644      922,500  SH   N/A    DEFINED  DEFINED   922,500
EATON CORP                            COM      278058102 $   27,543      695,000  SH   N/A    DEFINED  DEFINED   695,000
EMERSON ELECTRIC CO                   COM      291011104 $   25,111      539,100  SH   N/A    DEFINED  DEFINED   539,100
ENERGIZER HLDGS INC                   COM      29266R108 $   18,429      244,900  SH   N/A    DEFINED  DEFINED   244,900
EXELON CORP                           COM      30161N101 $   13,528      359,600  SH   N/A    DEFINED  DEFINED   359,600
EXPRESS SCRIPTS HLDG CO               COM      30219G108 $   27,022      484,000  SH   N/A    DEFINED  DEFINED   484,000
EXXON MOBIL CORP                      COM      30231G102 $   83,183      972,100  SH   N/A    DEFINED  DEFINED   972,100
FORD MTR CO DEL                  COM PAR $0.01 345370860 $   10,965    1,143,400  SH   N/A    DEFINED  DEFINED 1,143,400
GENERAL ELECTRIC CO                   COM      369604103 $   48,103    2,308,200  SH   N/A    DEFINED  DEFINED 2,308,200
GENERAL MILLS INC                     COM      370334104 $    8,209      213,000  SH   N/A    DEFINED  DEFINED   213,000
GOOGLE INC                           CL A      38259P508 $   45,129       77,800  SH   N/A    DEFINED  DEFINED    77,800
JPMORGAN CHASE & CO                   COM      46625H100 $   46,696    1,306,900  SH   N/A    DEFINED  DEFINED 1,306,900
JOHNSON & JOHNSON                     COM      478160104 $   60,905      901,500  SH   N/A    DEFINED  DEFINED   901,500
JOY GLOBAL INC                        COM      481165108 $    8,510      150,000  SH   N/A    DEFINED  DEFINED   150,000
KELLOGG CO                            COM      487836108 $   10,359      210,000  SH   N/A    DEFINED  DEFINED   210,000
KRAFT FOODS INC                      CL A      50075N104 $   42,830    1,109,000  SH   N/A    DEFINED  DEFINED 1,109,000
LAS VEGAS SANDS CORP                  COM      517834107 $   10,281      236,400  SH   N/A    DEFINED  DEFINED   236,400
ELI LILLY & CO                        COM      532457108 $   29,179      680,000  SH   N/A    DEFINED  DEFINED   680,000
MC DONALDS CORP                       COM      580135101 $   44,442      502,000  SH   N/A    DEFINED  DEFINED   502,000
METLIFE INC                           COM      59156R108 $   35,576    1,153,200  SH   N/A    DEFINED  DEFINED 1,153,200
MICROSOFT CORP                        COM      594918104 $   64,771    2,117,400  SH   N/A    DEFINED  DEFINED 2,117,400
MICROCHIP TECHNOLOGY INC              COM      595017104 $   19,385      586,000  SH   N/A    DEFINED  DEFINED   586,000
MONSANTO CO NEW                       COM      61166W101 $   21,390      258,400  SH   N/A    DEFINED  DEFINED   258,400
MORGAN STANLEY                        COM      617446448 $    8,084      554,100  SH   N/A    DEFINED  DEFINED   554,100
MOSAIC CO/THE                         COM      61945C103 $   14,292      261,000  SH   N/A    DEFINED  DEFINED   261,000
NASDAQ OMX GROUP                      COM      631103108 $   15,046      663,691  SH   N/A    DEFINED  DEFINED   663,691
NETAPP INC                            COM      64110D104 $   12,225      384,200  SH   N/A    DEFINED  DEFINED   384,200
NEXTERA ENERGY INC                    COM      65339F101 $   42,298      614,700  SH   N/A    DEFINED  DEFINED   614,700
NORTHEAST UTILITIES                   COM      664397106 $    5,041      129,888  SH   N/A    DEFINED  DEFINED   129,888
NOVARTIS AG                      SPONSORED ADR 66987V109 $    7,547      135,000  SH   N/A    DEFINED  DEFINED   135,000
NUANCE COMMUNICATIONS INC             COM      67020Y100 $   11,693      490,900  SH   N/A    DEFINED  DEFINED   490,900
OCCIDENTAL PETROLEUM CORP             COM      674599105 $   21,768      253,800  SH   N/A    DEFINED  DEFINED   253,800
ORACLE CORP                           COM      68389X105 $   24,431      822,600  SH   N/A    DEFINED  DEFINED   822,600
PEPSICO INC                           COM      713448108 $   36,531      517,000  SH   N/A    DEFINED  DEFINED   517,000
PFIZER INC                            COM      717081103 $   54,855    2,385,000  SH   N/A    DEFINED  DEFINED 2,385,000
PROCTER & GAMBLE CO                   COM      742718109 $   54,666      892,500  SH   N/A    DEFINED  DEFINED   892,500
PRUDENTIAL FINL INC                   COM      744320102 $   17,905      369,700  SH   N/A    DEFINED  DEFINED   369,700
QUALCOMM INC                          COM      747525103 $   36,894      662,600  SH   N/A    DEFINED  DEFINED   662,600
RAYONIER INC                          COM      754907103 $    9,115      203,000  SH   N/A    DEFINED  DEFINED   203,000
REPUBLIC SVCS INC                     COM      760759100 $   12,465      471,100  SH   N/A    DEFINED  DEFINED   471,100
SCHLUMBERGER LTD                      COM      806857108 $   20,933      322,500  SH   N/A    DEFINED  DEFINED   322,500
SOUTHWESTERN ENERGY CO                COM      845467109 $   19,912      623,600  SH   N/A    DEFINED  DEFINED   623,600
STARBUCKS CORP                        COM      855244109 $   21,584      404,800  SH   N/A    DEFINED  DEFINED   404,800
STARWOOD HOTELS&RESORTS WRLD          COM      85590A401 $    9,940      187,400  SH   N/A    DEFINED  DEFINED   187,400
STERICYCLE INC                        COM      858912108 $   17,646      192,499  SH   N/A    DEFINED  DEFINED   192,499
SYMANTEC CORP                         COM      871503108 $   15,177    1,038,800  SH   N/A    DEFINED  DEFINED 1,038,800
THERMO FISHER CORP                    COM      883556102 $   26,215      505,000  SH   N/A    DEFINED  DEFINED   505,000
TIME WARNER INC                       COM      887317303 $    9,702      252,000  SH   N/A    DEFINED  DEFINED   252,000
TOTAL SA                         SPONSORED ADR 89151E109 $   32,063      713,300  SH   N/A    DEFINED  DEFINED   713,300
TRAVELERS COS INC                     COM      89417E109 $   13,387      209,700  SH   N/A    DEFINED  DEFINED   209,700

COLUMN 1                           COLUMN 2    COLUMN 3   COLUMN 4    COLUMN 5               COLUMN 6  COLUMN 7       COLUMN 8
--------------------------------- ---------   ---------- ---------- ----------------------- ---------- -------- --------------------
                                   TITLE OF     CUSIP        VALUE     SHRS OR    SH/  PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                      CLASS       NUMBER    (x$1000)     PRN AMT    PRN  CALL DISCRETION MANAGERS   SOLE   SHARED NONE
--------------------------------- ---------   ---------- ---------- ------------ ---------- ---------- -------- -------- ------ ----
ULTRA PETROLEUM CORP                  COM      903914109 $    9,357      405,600  SH   N/A    DEFINED  DEFINED   405,600
UNITED PARCEL SERVICE INC            CL B      911312106 $   30,669      389,400  SH   N/A    DEFINED  DEFINED   389,400
UNITED TECHNOLOGIES CORP              COM      913017109 $   46,187      611,500  SH   N/A    DEFINED  DEFINED   611,500
VALERO ENERGY CORP NEW                COM      91913Y100 $    8,518      352,700  SH   N/A    DEFINED  DEFINED   352,700
VERIFONE SYSTEMS INC                  COM      92342Y109 $   11,350      343,000  SH   N/A    DEFINED  DEFINED   343,000
VISA INC                           COM CL A    92826C839 $   25,159      203,500  SH   N/A    DEFINED  DEFINED   203,500
WAL-MART STORES INC                   COM      931142103 $   33,466      480,000  SH   N/A    DEFINED  DEFINED   480,000
WASTE MGMT INC DEL                    COM      94106L109 $   11,890      356,000  SH   N/A    DEFINED  DEFINED   356,000
WELLPOINT INC                         COM      94973V107 $   25,911      406,200  SH   N/A    DEFINED  DEFINED   406,200
WELLS FARGO & CO NEW                  COM      949746101 $   36,115    1,080,000  SH   N/A    DEFINED  DEFINED 1,080,000
WESTERN UNION CO                      COM      959802109 $   11,906      707,000  SH   N/A    DEFINED  DEFINED   707,000
YUM BRANDS INC                        COM      988498101 $   11,602      180,100  SH   N/A    DEFINED  DEFINED   180,100
                                                         $2,847,262  $65,478,543